SHARE BASED COMPENSATION - Additional information (Details) - USD ($)									1 Months Ended	12 Months Ended
		Feb. 28, 2021	Nov. 24, 2020	Aug. 31, 2020	Jul. 09, 2020	Jun. 20, 2017	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2019	Jul. 01, 2016
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value										$ 9,399	$ 280	$ 832
Closing Price Per Share of American Depositary Shares										$ 3.05	$ 1.64	$ 1.4
Closing Price Per Share of Ordinary Shares										$ 0.008	$ 0.005	$ 0.004
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			205,600		550,001
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition										$ 285,950	$ (53,967)	$ (56,705)
Terminated Employee [Member]
Number of share options
Granted										248,463
Not Terminated Employee [Member]
Number of share options
Granted											194,496
2011 Plan [Member]
Number of share options
Outstanding at beginning of year										15,760,449
Granted										0
Exercised										(270,720)
Forfeited and expected Forfeit										(8,506,809)
Outstanding at end of year											15,760,449
Exercisable at end of year										6,982,920
Weighted average exercise price
Outstanding at beginning of year										$ 0.01
Granted										0
Exercised										0.00
Forfeited and expected Forfeit										0.00
Outstanding at end of year											$ 0.01
Exercisable at end of year										0.004
Weighted average grant date fair value
Outstanding at beginning of year										0.10
Granted										0
Forfeited and expected Forfeit										0.00
Exercised										0.00
Outstanding at end of year											$ 0.10
Exercisable at end of year										$ 0.10
Weighted average remaining contractual life
Outstanding at end of year											8 months 1 day
Exercisable at end of year										2 months 1 day
Aggregate intrinsic value
Outstanding														$ 20,726
Exercisable										$ 46,017
Other disclosures
Share-based compensation due to modification													$ 7,503,976
Fair value assumptions
Shares exercised										270,720
Number of Accelerated Awards										15,760,449	15,760,449			15,760,449
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										15,760,449	15,760,449			15,760,449
2011 Plan [Member] | Options [Member]
Number of share options
Granted							32,028,700
Exercised		(2,660,760)		(270,720)
Outstanding at end of year				15,760,449			0.20
Other disclosures
Unvested options								3,312,618
Fair value assumptions
Expected volatility	[1]					41.00%	54.80%
Risk-free interest rate	[2]					1.25%	1.46%
Expected dividend yield						0.00%	0.00%	0.00%
Exercise price	[3]														$ 0.20
Fair value of the underlying ordinary shares	[4]					$ 0.12	$ 0.20	$ 0.38
Shares exercised		2,660,760		270,720
Number of Accelerated Awards				15,760,449			0.20								0.20
Shares forfeited				12,828,969
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				15,760,449			0.20								0.20
2011 Plan [Member] | Options [Member] | Minimum [Member]
Fair value assumptions
Expected volatility								60.30%
Risk-free interest rate								0.47%
Exercise price						0.01		$ 0.01
2011 Plan [Member] | Options [Member] | Maximum [Member]
Fair value assumptions
Expected volatility								65.10%
Risk-free interest rate								0.88%
Exercise price						$ 0.20		$ 0.20
2011 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Number of share options
Vested and expect to vest at end of year										715,268
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							10,430,000		28,841,700	755,601

[1]	The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.
[2]	Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.
[3]	The exercise price of the options was determined by the Group’s Board of Directors.
[4]	The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.